Other Liabilities - Non-current - Summary of Contract Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Miscellaneous non-current liabilities [abstract]
Advances received from customers - current	$ 353.1	₨ 29,015.9		₨ 34,972.3
Deferred revenue - current	411.6	33,822.6		30,614.2
Deferred revenue -Non-current	723.1	59,421.8		45,359.0
Total contract liabilities	$ 1,487.8	₨ 122,260.3	$ 1,350.2	₨ 110,945.5	₨ 105,836.3